OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of other payables and accrued liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES
11.	OTHER PAYABLES AND ACCRUED LIABILITIES
	December 31,
	2016	2017	2017
	CNY	CNY	US$

Natural resources fee (a)	8,294	—	—
Staff compensation fund (b)	1,547	—	—
Social security payable (c)	1,506	68	10
Payroll payable	1,704	376	58
Welfare payable	529	1	—
Advances from customers	23	—	—
Accrued expenses	1,419	2,372	365
Others	2,339	109	17
	17,361	2,926	450

(a)	The natural resources fee represents fees payable to the PRC government and is calculated as a percentage of sales.
(b)	The staff compensation fund represents one-off cash received from the PRC government to compensate employees of Wuhu Feishang through the Group for the loss of their state-sponsored pension and post-employment benefits. The fund is to be distributed to employees upon the termination of their employment with Wuhu Feishang. Wuhu Feishang is not required to make any additional contributions to the fund.
(c)	The social security represents amounts payable to the PRC and Bolivia government-managed retirement insurance, medical insurance, etc.